Insurance (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Coverage	R$ 7,283,266
Specified Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	3,021,021
Engineering Risk [Member]
IfrsStatementLineItems [Line Items]
Coverage	3,368,293
Guarantee Insurance Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Coverage	600,000
Civil Liability Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Coverage	100,000
Civil Liability Work [Member]
IfrsStatementLineItems [Line Items]
Coverage	149,610
Civil Liabilitys Operations [Member]
IfrsStatementLineItems [Line Items]
Coverage	15,000
Other Insurance Coverages [Member]
IfrsStatementLineItems [Line Items]
Coverage	R$ 29,342